Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Revolving Repayment Card Loans (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans (Gross write-offs)	¥ 375
Modification of collection condition by relief of contract condition (Gross write-offs)	75
Total—revolving repayment card loans (Gross write-offs)	450
Total— origination year (excluding revolving repayment card loans) (Gross write-offs)	14,078
Total— financial assets measured at amortized cost (Gross write-offs)	14,528
Performing
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans	167,209	¥ 166,392
Modification of collection condition by relief of contract condition	0	0
Total—revolving repayment card loans	167,209	166,392
Total— origination year (excluding revolving repayment card loans)	4,691,056	4,518,503
Total— financial assets measured at amortized cost	4,858,265	4,684,895
Non-Performing
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans	2,076	1,588
Modification of collection condition by relief of contract condition	3,857	3,655
Total—revolving repayment card loans	5,933	5,243
Total— origination year (excluding revolving repayment card loans)	111,173	93,608
Total— financial assets measured at amortized cost	¥ 117,106	¥ 98,851